Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consumer products
Cash and cash equivalents	$ 3,270	$ 2,314
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost:
Land and land improvements	290	291
Buildings and building equipment	1,271	1,292
Machinery and equipment	3,097	3,473
Construction in progress	70	94
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies (Note 19)
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock, par value $0.33 1/3 per share (2,805,961,317 shares issued)	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock (761,542,032 shares in 2011 and 717,221,651 shares in 2010)	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195
Total Liabilities and Stockholders' Equity	$ 36,962	$ 37,402